Share capital and Contributed Surplus - Schedule of range of exercise prices of outstanding share options (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 share $ / shares	Sep. 30, 2022 share $ / shares	Sep. 30, 2021 share $ / shares	Dec. 31, 2019 share $ / shares
Disclosure of classes of share capital [line items]
Number outstanding	28,838	57,108	59,536	0
Weighted average remaining contractual life	4 years 1 month 24 days	3 years 5 months 23 days
Weighted average outstanding strike price | $ / shares	$ 45.5	$ 83.87	$ 95.9	$ 0
Number exercisable	7,474	43,618
Remaining exercisable contractual life		3 years 3 months 3 days
Weighted average exercisable strike price | $ / shares	$ 42	$ 83.9
Exercise price $33.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares	$ 33
Number outstanding	1,224
Weighted average remaining contractual life	2 years 8 months 15 days
Number exercisable	1,224
Exercise price $35.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares	$ 35
Number outstanding	2,614
Weighted average remaining contractual life	8 months 1 day
Number exercisable	0
Exercise price $46.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares	$ 46
Number outstanding	13,214
Weighted average remaining contractual life	4 years 4 months 28 days
Number exercisable	3,304
Exercise price $49.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares	$ 49
Number outstanding	11,786
Weighted average remaining contractual life	4 years 9 months 14 days
Number exercisable	2,946
$14.70 to $41.16 [Member]
Disclosure of classes of share capital [line items]
Number outstanding		4,592
Weighted average remaining contractual life		4 years 6 months 14 days
Weighted average outstanding strike price | $ / shares		$ 15.91
Number exercisable		306
Remaining exercisable contractual life		8 months 15 days
Weighted average exercisable strike price | $ / shares		$ 32.9
$14.70 to $41.16 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares		$ 14.7
$14.70 to $41.16 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Number outstanding		41.16
$41.17 to $67.63 [Member]
Disclosure of classes of share capital [line items]
Number outstanding		12,329
Weighted average remaining contractual life		2 years 8 months 26 days
Weighted average outstanding strike price | $ / shares		$ 48.74
Number exercisable		12,329
Remaining exercisable contractual life		2 years 8 months 26 days
Weighted average exercisable strike price | $ / shares		$ 48.74
$41.17 to $67.63 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares		$ 41.17
$41.17 to $67.63 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Number outstanding		67.63
$67.64 to $94.10 [Member]
Disclosure of classes of share capital [line items]
Number outstanding		20,973
Weighted average remaining contractual life		3 years 5 months 19 days
Weighted average outstanding strike price | $ / shares		$ 78.02
Number exercisable		17,080
Remaining exercisable contractual life		3 years 4 months 17 days
Weighted average exercisable strike price | $ / shares		$ 75.79
$67.64 to $94.10 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares		$ 67.64
$67.64 to $94.10 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Number outstanding		94.1
$94.11 to 120.57 [Member]
Disclosure of classes of share capital [line items]
Number outstanding		7,448
Weighted average remaining contractual life		3 years 4 months 2 days
Weighted average outstanding strike price | $ / shares		$ 118.59
Number exercisable		7,448
Remaining exercisable contractual life		3 years 4 months 2 days
Weighted average exercisable strike price | $ / shares		$ 118.59
$94.11 to 120.57 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares		$ 94.11
$94.11 to 120.57 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Number outstanding		120.57
$120.58 to $147.00 [Member]
Disclosure of classes of share capital [line items]
Number outstanding		11,766
Weighted average remaining contractual life		3 years 11 months 12 days
Weighted average outstanding strike price | $ / shares		$ 135.66
Number exercisable		6,455
Remaining exercisable contractual life		3 years 11 months 19 days
Weighted average exercisable strike price | $ / shares		$ 134.87
$120.58 to $147.00 [Member] | Bottom of range [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares		$ 120.58
$120.58 to $147.00 [Member] | Top of range [Member]
Disclosure of classes of share capital [line items]
Number outstanding		147